Average Annual Total Returns{- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-11 - Fidelity® Small Cap Growth Fund	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS014 Past 1 year	RS014 Past 5 years	RS014 Past 10 years
Total	10.55%	20.41%	17.56%	5.23%	17.20%	14.95%	8.31%	15.67%	13.88%	2.83%	14.53%	14.14%